Derivatives and Hedging, Offsetting Assets (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized		$ 105,849
Gross Amounts Offset in the Statements of Financial Condition		(64,477)
Net Amounts Presented in the Statement of Financial Condition		41,372
Forward Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized		105,849
Gross Amounts Offset in the Statements of Financial Condition		(64,477)
Net Amounts Presented in the Statement of Financial Condition		41,372
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	511,577	340,977
Gross Amounts Offset in the Statements of Financial Condition	(200,698)	(235,651)
Net Amounts Presented in the Statement of Financial Condition	310,879	105,326
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Future Contract [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	511,577	270,741
Gross Amounts Offset in the Statements of Financial Condition	(200,698)	(195,393)
Net Amounts Presented in the Statement of Financial Condition	310,879	75,348
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Forward Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized		70,236
Gross Amounts Offset in the Statements of Financial Condition		(40,258)
Net Amounts Presented in the Statement of Financial Condition		29,978
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Options Written [Member]
Offsetting of Derivative Assets [Line Items]
Net Amounts Presented in the Statement of Financial Condition	31,915	22,859
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	10,422,148	8,496,206
Gross Amounts Offset in the Statements of Financial Condition	(3,080,139)	(4,740,987)
Net Amounts Presented in the Statement of Financial Condition	7,342,009	3,755,219
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Future Contract [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	9,894,085	7,876,474
Gross Amounts Offset in the Statements of Financial Condition	(3,011,012)	(4,169,335)
Net Amounts Presented in the Statement of Financial Condition	6,883,073	3,707,139
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	528,063	619,732
Gross Amounts Offset in the Statements of Financial Condition	(69,127)	(571,652)
Net Amounts Presented in the Statement of Financial Condition	458,936	48,080
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	6,133,459	5,356,408
Gross Amounts Offset in the Statements of Financial Condition	(1,460,038)	(2,914,801)
Net Amounts Presented in the Statement of Financial Condition	4,673,421	2,441,607
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Future Contract [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	5,404,721	4,081,355
Gross Amounts Offset in the Statements of Financial Condition	(1,139,524)	(2,249,281)
Net Amounts Presented in the Statement of Financial Condition	4,265,197	1,832,074
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	728,738	1,275,053
Gross Amounts Offset in the Statements of Financial Condition	(320,514)	(665,520)
Net Amounts Presented in the Statement of Financial Condition	$ 408,224	$ 609,533